TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
TRADE AND OTHER RECEIVABLES [Abstract]
Accrued interest	$ 24	$ 29
GST receivable	39	198
Prepayments	10	33
Other receivables	5	5
Trade and other receivables	$ 78	$ 265